Note 13 - Assets Data by Segment (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
SES China [Member]
Assets	$ 24,526	$ 35,413
Technology Licensing and Related Services [Member]
Assets	892	886
Corporate Segment [Member]
Assets	17,101	22,645
ZZ Joint Venture [Member]
Assets of discontinued operations	12,662	14,807
Assets	$ 55,181	$ 73,751